Income tax expense components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current tax	$ 1,102	$ 2,939	$ 466
Deferred tax	660	(47)	(177)
Total income tax expense	(442)	(2,986)	(643)
Other provisions	37,085	39,446	30,578
Tax risks
Disclosure of other provisions [line items]
Other provisions	34,221	36,827	28,979
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	$ 2,047	$ 1,642	$ 983